                                                         June 3, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus High Yield Strategies Fund

                        File No.  811-8703

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the fiscal year ended March 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

                                                                                                Sincerely,

                                                                                                /s/ Tatiana Filippova

                                                                                                Tatiana Filippova,

                                                                                                Senior Paralegal

TF/

Enclosures